Share-based Payment Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) yr mo	Dec. 31, 2017 GBP (£) yr mo	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based payment expense	€ 60,000,000		€ 44,000,000	€ 26,000,000
2010 Savings Related Share Option Schemes [member] | Maximum [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Participants monthly savings from net salaries	€ 500	£ 500
Fixed period of monthly savings | yr	5	5
Discount rate percentage of market price on date of invitation of each savings contract	15.00%
2010 Savings Related Share Option Schemes [member] | Minimum [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Fixed period of monthly savings | yr	3	3
2010 Savings-related share option - 3 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Sample period for determining expected volatility of share prices | mo	37	37
2010 Savings-related share option - 5 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Sample period for determining expected volatility of share prices | mo	61	61
2014 Performance Share Plan [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based payment expense	€ 56,000,000		€ 37,000,000	€ 19,000,000
Percentage of awards subject to TSR measure	50.00%	50.00%	50.00%	75.00%
Percentage of awards measured	25.00%	25.00%	25.00%
Percentage of awards measured against the FTSE All-World Construction & Materials index	25.00%	25.00%	25.00%
Percentage of awards subject to cashflow measure	50.00%	50.00%	50.00%	25.00%
Fair value portion of awards subject to total share holder return against peer group	€ 17.43		€ 11.94	€ 13.99
Fair value portion of awards subject to total share holder return against index	14.99		10.52
Fair value portion of awards subject to cash flow performance	€ 33.21		€ 24.87	€ 24.84
Service period	One or three-year	One or three-year